Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net profit	$ 592,205	$ 168,359	$ 280,603
Items of other comprehensive income that will not be reclassified to profit for the year, before taxes
Gains from measurements of defined benefit plans	4,679	974	(3,310)
(Losses) gains from financial assets measured irrevocably at fair value through other comprehensive income	(12,072)	9,784	1,152
Total other comprehensive income that will not be reclassified to profit for the year, before taxes	(7,393)	10,758	(2,158)
Items of other comprehensive income that will be reclassified to profit for the year, before taxes
Foreign currency exchange gains	4,240	14,000	787
(Losses) gains from cash flow hedges	(52,762)	(3,706)	1,908
Total other comprehensive income that will be reclassified to profit for the year	(48,522)	10,294	2,695
Other items of other comprehensive income, before taxes	(55,915)	21,052	537
Income taxes related to items of other comprehensive income that will not be reclassified to profit for the year
Income (tax) benefit relating to measurement of defined benefit pension plans through other comprehensive income	(142)	(145)	702
Income benefit (tax) relating to (losses) gains on financial assets measured irrevocably at fair value through other comprehensive income	3,818	(2,642)	(311)
Total income tax relating to components of other comprehensive income that will be not reclassified to profit for the year	3,676	(2,787)	391
Income taxes relating to components of other comprehensive income that will be reclassified to profit for the year
Income (tax) benefit (expense) related to (losses) gains from cash flow hedges	14,246	1,001	(2,683)
Total income tax relating to components of other comprehensive income that will be reclassified to profit for the year	14,246	1,001	(2,683)
Total other comprehensive income	(37,993)	19,266	(1,755)
Total comprehensive income	554,212	187,625	278,848
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	546,846	183,941	276,137
Comprehensive income attributable to non-controlling interest	7,366	3,684	2,711
Total comprehensive income	$ 554,212	$ 187,625	$ 278,848